United States
            Securities and Exchange Commission
                   Washington, DC 20549


                        Form 13F

                   Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:	12/31/01

Check here if Amendment:  [  ]    Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        The Managers Funds LLC
Address:     40 Richards Avenue
             Norwalk, CT 06854

13F File Number:	28-3326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting
Manager:

Name:      Laura A. Pentimone
Title:     Manager of Compliance
Phone:     (203) 857-5322

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

     Signature, Place and Date of Signing:

          /s/Laura A. Pentimone
          Norwalk, Connecticut
          January 2, 2002

Report Type (Check only one):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of
      this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are
      in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of
      the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

    13F File Number                   Name
 -------------------      ------------------------------
28-6126	Armstrong Shaw Associates, Inc.
     28-7808              Osprey Partners Investment Management, LLC
     801-12548            Essex Investment Management Company, LLC
28-7510	Holt-Smith & Yates Advisors, Inc.
     28-4496              Kalmar Investment Advisers, Inc.
     28-4776              HLM Management Co., Inc.
     28-6932              Kern Capital Management LLC
     28-1982              Westport Asset Management, Inc.
     28-4904              Goldman Sachs Asset Management
     28-904               Pilgrim Baxter & Associates, Ltd.
     28-5324              Skyline Asset Management, L.P.
     28-61                Lazard Asset Management
     28-36                Zurich Scudder Investments, Inc.
     28-399               Rexiter Capital Management Limited
                          (State Street Corporation)
     28-01185             Frontier Capital Management, L.L.C.
     28-05582             First Quadrant, L.P.


FORM 13F SUMMARY PAGE

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:		--

Form 13F Information Table Value Total:		--



List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.			13F File Number			Name
---			---------------		------------------------------
 1			  28-04975			Affiliated Managers Group, Inc.
